Consolidated Schedule of Investments PIMCO Municipal Income Fund III	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 167.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Fairhaven Glen
TBD% due 11/01/2027 «µ	$1,800	$1,800
TBD% due 12/12/2041 «µ	100	100
TBD% - 6.130% due 01/01/2067 «µ	2,300	2,300
Falcon PK
TBD% due 11/01/2026 «µ	500	500
TBD% - 6.130% (TSFR1M + 2.600%) due 10/26/2063 «~µ	2,700	2,700

Total Loan Participations and Assignments (Cost $7,400)		7,400

MUNICIPAL BONDS & NOTES 161.7%
ALABAMA 1.5%
Irondale Public Building Authority, Alabama Revenue Bonds, Series 2024 4.000% due 10/01/2049	1,515	1,470
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.500% due 10/01/2053	2,500	2,755

		4,225

ALASKA 0.4%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	1,165	1,256

ARIZONA 8.9%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2031 ^(b)	675	418
4.500% due 01/01/2032 ^(b)	710	404
4.500% due 01/01/2049	750	459
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	1,200	48
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,200	1,149
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	750	752
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,800	3,814
Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	4,120	3,731
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	1,000	1,099
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	11,600	12,981

		24,855

ARKANSAS 0.8%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	1,250	1,393
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 5.250% due 03/01/2053	700	765

		2,158

CALIFORNIA 4.8%
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	2,400	2,458
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 8.000% due 01/01/2050	1,350	1,390
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 12/01/2046	1,500	1,518
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,810	1,812
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,500	299
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	1,490	1,508
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	2,000	2,617
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2051	1,100	1,060

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	730	732

		13,394

COLORADO 3.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,500	2,531
4.000% due 08/01/2049	2,000	1,909
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (d)	1,615	1,036
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,250	1,255
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,250	1,290
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	1,250	1,265
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	628
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	510
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	500	417

		10,841

CONNECTICUT 0.5%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022 5.000% due 07/01/2047	1,380	1,477

DELAWARE 4.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	11,120	10,323
7.120% due 07/01/2037	1,965	1,954

		12,277

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2022 5.500% due 08/31/2036	1,800	2,113

FLORIDA 7.1%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	645	669
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2041	500	468
4.000% due 10/01/2051	1,250	1,081
Florida Development Finance Corp. Revenue Bonds, Series 2024 4.500% due 08/01/2055	1,250	1,245
Halifax Hospital Medical Center, Florida Revenue Bonds, Series 2024 4.250% due 06/01/2054	1,200	1,175
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	1,800	1,682
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024 5.500% due 11/15/2054	1,200	1,366
Kissimmee, Florida Revenue Bonds, Series 2024 4.000% due 10/01/2049 (a)	500	494
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,454
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	1,850	1,999
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	980	1,052
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,750	3,681
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	2,450	2,450

		19,816

GEORGIA 4.3%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	1,750	787
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	3,000	3,055
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	7,000	7,014

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024 4.125% due 10/01/2049	1,000	1,011

		11,867

ILLINOIS 11.2%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	4,000	4,044
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.250% due 01/01/2042	2,450	2,691
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	401
5.500% due 01/01/2042	1,000	1,002
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	3,000	3,137
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	1,030	237
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(b)	1,010	714
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2027	7,000	7,464
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,052
5.000% due 05/01/2041	1,500	1,554
Illinois State General Obligation Bonds, Series 2024 4.250% due 05/01/2046	1,250	1,252
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	2,000	1,062
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	2,500	761
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038	3,900	4,121
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	700	680

		31,172

INDIANA 2.0%
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,400	1,470
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,650	818
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	500	500
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,083
6.000% due 03/01/2053	1,000	1,114
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	500	501

		5,486

IOWA 3.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	1,500	1,502
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	5,455	6,395
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046	356	357
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	875	869

		9,123

KENTUCKY 0.5%
Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024 5.250% due 01/01/2049	1,200	1,306

LOUISIANA 2.9%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	4,000	4,008
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	2,500	2,558
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,350	1,503

		8,069

MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	2,000	1,948

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	500	494

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,010
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2023 5.000% due 06/01/2053	2,450	2,688
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	228	0
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	1,000	1,012
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	525

		5,235

MICHIGAN 5.3%
Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021 5.000% due 01/01/2051	2,500	2,659
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2048	2,875	3,244
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2046	2,425	2,485
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	920	920
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	12,500	393
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2044	5,000	5,042

		14,743

MINNESOTA 0.4%
Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024 5.250% due 01/01/2047	1,000	1,117

MISSOURI 1.9%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	2,925
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048	1,250	1,423
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	1,000	1,069

		5,417

MULTI-STATE 1.4%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.142% due 01/25/2040	988	1,019
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.700% due 04/25/2042 ~	2,699	2,959

		3,978

NEBRASKA 0.5%
University of Nebraska Facilities Corp Revenue Bonds, Series 2021 4.000% due 07/15/2062	1,310	1,277

NEVADA 1.1%
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	1,800	1,954
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	11,000	1,193

		3,147

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	2,672	2,742

NEW JERSEY 7.1%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	3,000	3,064
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,287
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	3,200	2,269
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.250% due 06/15/2050	1,200	1,345

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

New Jersey Turnpike Authority Revenue Bonds, Series 2024 4.125% due 01/01/2054	1,200	1,204
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	900	926
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,200	1,271
5.000% due 06/01/2046	4,345	4,385

		19,751

NEW YORK 16.1%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2057	2,000	2,109
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	1,194	1,186
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,915	1,901
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,250	1,373
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058 ^(b)	785	235
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	3,000	3,009
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.500% due 11/01/2045	2,250	2,577
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	800	891
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,700	2,065
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	1,760	1,373
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2061	925	905
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	1,750	1,726
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	500	492
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2048	3,625	3,584
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	5,250	5,350
4.000% due 01/01/2050	620	614
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	3,250	3,230
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2051	1,300	1,423
5.000% due 03/15/2063	5,000	5,427
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	2,500	2,613
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	2,750	2,694

		44,777

NORTH CAROLINA 1.2%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	1,100	1,131
North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 01/01/2058	2,100	2,267

		3,398

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	940	0

OHIO 6.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	39,500	3,770
Canton City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2050	1,750	1,932
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	5,310	5,229
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	2,250	2,198
Ohio Air Quality Development Authority Revenue Bonds, Series 2015 4.250% due 11/01/2040	2,000	2,054
Ohio Air Quality Development Authority Revenue Bonds, Series 2019
3.250% due 09/01/2029	900	895
5.000% due 07/01/2049	1,250	1,251
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.350% due 09/01/2044	1,195	1,206

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

Worthington City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2054	485	546

		19,081

OKLAHOMA 1.9%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	1,600	1,657
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	1,000	846
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 4.500% due 01/01/2053	2,825	2,903

		5,406

OREGON 1.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	1,000	1,009
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2051 (c)	1,710	457
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	2,495	803
5.000% due 06/15/2052	1,000	1,086

		3,355

PENNSYLVANIA 2.9%
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2040	1,750	1,751
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	3,000	3,386
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,650	1,901
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	991

		8,029

PUERTO RICO 6.4%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	31,000	2,100
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2051	4,206	2,755
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,190
4.000% due 07/01/2041	1,700	1,645
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	9,650	3,275
0.000% due 07/01/2051 (c)	10,500	2,590
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,260	4,271

		17,826

RHODE ISLAND 1.1%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	3,000	3,011

SOUTH CAROLINA 3.4%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,005
5.500% due 12/01/2053	1,750	1,752
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	2,500	2,709

		9,466

TENNESSEE 0.2%
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2049	750	543

TEXAS 33.3%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	650	450
12.000% due 12/01/2045	1,100	987
Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024 4.125% due 08/15/2054 (a)	1,100	1,080
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	2,900	2,871
Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,459
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	2,000	2,048

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021 3.625% due 07/01/2026	1,250	1,071
Carrollton-Farmers Branch Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2053	2,500	2,489
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	750
0.000% due 08/15/2037 (c)	4,000	2,292
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,017
Coppell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.250% due 08/15/2053	925	933
Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.125% due 08/15/2053	1,260	1,260
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	5,000	4,893
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	1,000	1,119
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	1,500	1,475
Edgewood Independent School District/Van Zandt County, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	1,290	1,279
EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023 4.000% due 12/01/2033	4,000	3,978
Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023 5.000% due 03/01/2048	3,375	3,668
Garland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	3,100	3,396
Grand Parkway Transportation Corp., Texas Revenue Bonds, (AGM/CR Insured), Series 2020 4.000% due 10/01/2049	1,045	1,035
Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	3,000	2,937
Harris County, Texas Toll Road Revenue Bonds, Series 2024 4.000% due 08/15/2041	1,250	1,271
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	1,250	1,357
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 4.000% due 11/15/2049	1,000	984
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	1,000	988
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	1,500	1,493
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	1,250	1,243
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	4,900	5,304
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	2,500	2,458
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	1,000	1,038
Melissa Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/01/2054	2,350	2,315
North Texas Tollway Authority Revenue Bonds, Series 2017 4.000% due 01/01/2043	1,500	1,499
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	3,000	2,951
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024 5.250% due 02/01/2049	2,500	2,799
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	520
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	1,480	1,584
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 5.250% due 08/15/2048	2,900	3,199
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	156
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	4,140	4,282
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	2,000	2,048
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	800	845
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	1,700	1,826
5.000% due 10/15/2058	1,100	1,193
Texas Water Development Board Revenue Bonds, Series 2024 4.375% due 10/15/2054 (a)	3,100	3,138
University of North Texas System Revenue Bonds, Series 2018 4.000% due 04/15/2050	2,200	2,144
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	2,700	2,536

		92,658

UTAH 0.6%
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2036	1,000	942

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023 5.000% due 01/15/2053	700	753

		1,695

VIRGINIA 0.8%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	25,000	825
5.000% due 07/01/2034	1,420	1,317

		2,142

WASHINGTON 1.7%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2046	4,000	4,000
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	743

		4,743

WEST VIRGINIA 0.4%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,026

WISCONSIN 4.8%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,706
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	2,500	1,125
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	7,500	644
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,260	1,119
4.500% due 06/01/2056	885	741
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	2,000	2,142
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (c)	6,500	2,579
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	415	424
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	2,070	1,990

		13,470

Total Municipal Bonds & Notes (Cost $440,122)		449,910

U.S. GOVERNMENT AGENCIES 2.8%
Freddie Mac
3.800% due 01/01/2040	4,976	4,998
3.850% due 01/01/2040	2,800	2,817

Total U.S. Government Agencies (Cost $7,424)		7,815

Total Investments in Securities (Cost $454,946)		465,125

Total Investments 167.2% (Cost $454,946)		$465,125
Auction Rate Preferred Shares (0.4)%		(1,175)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (65.4)%		(181,806)
Other Assets and Liabilities, net (1.4)%		(3,898)

Net Assets Applicable to Common Shareholders 100.0%		$278,246

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$7,400	$7,400
Municipal Bonds & Notes
Alabama	0	4,225	0	4,225
Alaska	0	1,256	0	1,256
Arizona	0	24,855	0	24,855
Arkansas	0	2,158	0	2,158
California	0	13,394	0	13,394
Colorado	0	10,841	0	10,841
Connecticut	0	1,477	0	1,477
Delaware	0	12,277	0	12,277
District of Columbia	0	2,113	0	2,113
Florida	0	19,816	0	19,816
Georgia	0	11,867	0	11,867
Illinois	0	31,172	0	31,172
Indiana	0	5,486	0	5,486
Iowa	0	9,123	0	9,123
Kentucky	0	1,306	0	1,306
Louisiana	0	8,069	0	8,069
Maine	0	1,948	0	1,948
Maryland	0	494	0	494
Massachusetts	0	5,235	0	5,235
Michigan	0	14,743	0	14,743
Minnesota	0	1,117	0	1,117
Missouri	0	5,417	0	5,417
Multi-State	0	3,978	0	3,978
Nebraska	0	1,277	0	1,277
Nevada	0	3,147	0	3,147
New Hampshire	0	2,742	0	2,742
New Jersey	0	19,751	0	19,751
New York	0	44,777	0	44,777
North Carolina	0	3,398	0	3,398
Ohio	0	19,081	0	19,081
Oklahoma	0	5,406	0	5,406
Oregon	0	3,355	0	3,355
Pennsylvania	0	8,029	0	8,029
Puerto Rico	0	17,826	0	17,826
Rhode Island	0	3,011	0	3,011
South Carolina	0	9,466	0	9,466
Tennessee	0	543	0	543
Texas	0	92,658	0	92,658
Utah	0	1,695	0	1,695
Virginia	0	2,142	0	2,142
Washington	0	4,743	0	4,743
West Virginia	0	1,026	0	1,026
Wisconsin	0	13,470	0	13,470
U.S. Government Agencies	0	7,815	0	7,815

Total Investments	$0	$457,725	$7,400	$465,125

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$3,340	$4,200	$0	$0	$0	$(140)	$0	$0	$7,400	$0

Totals	$3,340	$4,200	$0	$0	$0	$(140)	$0	$0	$7,400	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$5,500	Discounted Cash Flow			Discount Rate			6.105 - 6.567	6.327
		1,900	Recent Transaction			Purchase Price			100.000	—

Total		$7,400

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1830 SPV I LLC	06/29/2023	0.5%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
TSFR1M	Term SOFR 1-Month

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	PSF	Public School Fund
CR	Custodial Receipts	GNMA	Government National Mortgage Association

Other Abbreviations:
TBA	To-Be-Announced	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding